Shareholder Report, Average Annual Return (Details) 74200013500_Franklin U.S. Government Securities VIP Fund_Class 2_TSR Annual {Class 2}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	6.69%	0.02%	1.14%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government - Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Average Annual Return, Percent	6.50%	0.64%	1.76%